Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other operating income and interest income
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	£ (2)	£ (2)
Income from trading activities
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	9	31
At fair value
Fair value of liabilities
Financial liabilities at beginning of period	107,850
Financial liabilities at end of period	111,913
At fair value | Level 3
Fair value of liabilities
Financial liabilities at beginning of period	309	494
Amounts recorded in the income statement	(27)	(93)
Level 3 transfers in	20	32
Level 3 transfers out	(1)	(11)
Purchases/Originations	22	47
Settlements/other decreases	(14)	(34)
Sales	(17)	(40)
Foreign exchange and other adjustments	1	3
Financial liabilities at end of period	291	398
Amounts recorded in the income statement in respect of balances held at period end - unrealised	17	(10)
At fair value | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	278	465
Amounts recorded in the income statement	(26)	(94)
Level 3 transfers in	20	7
Level 3 transfers out	(1)	(11)
Purchases/Originations	22	47
Settlements/other decreases	(14)	(34)
Sales	(17)	(40)
Foreign exchange and other adjustments	(1)	2
Financial liabilities at end of period	261	342
Amounts recorded in the income statement in respect of balances held at period end - unrealised	18	(10)
At fair value | Level 3 | Other trading liabilities
Fair value of liabilities
Financial liabilities at beginning of period	1	1
Financial liabilities at end of period	1	1
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(1)
At fair value | Level 3 | Financial liabilities (other)
Fair value of liabilities
Financial liabilities at beginning of period	30	28
Amounts recorded in the income statement	(1)	1
Level 3 transfers in		25
Foreign exchange and other adjustments		1
Financial liabilities at end of period	29	£ 55
Amounts recorded in the income statement in respect of balances held at period end - unrealised	£ 0